Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]	Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities in € m. Dec 31, 2024 Dec 31, 2023 Future cash outflows not reflected in lease liabilities: Not later than one year 30 14 Later than one year and not later than five years 470 590 Later than five years 4,230 4,318 Future cash outflows not reflected in lease liabilities 4,731 4,922